Segment Information - Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location for Each Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ 20,023	$ 19,636
Retail business unit [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	13,221	12,520
Retail business unit [Member] | Crop nutrients [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	4,989	4,577
Retail business unit [Member] | Crop protection products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	4,983	4,862
Retail business unit [Member] | Seed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,712	1,687
Retail business unit [Member] | Merchandise [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	598	584
Retail business unit [Member] | Services and others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	939	810
Potash [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,909	3,016
Potash [Member] | Other Potash And Purchased Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1	3
Potash [Member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,283	1,356
Potash [Member] | Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,625	1,657
Nitrogen [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	3,220	3,338
Nitrogen [Member] | Ammonia [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	884	1,061
Nitrogen [Member] | Urea [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,019	979
Nitrogen [Member] | Solutions and nitrates [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	812	825
Nitrogen [Member] | Other nitrogen and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	505	473
Phosphate [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,600	1,776
Phosphate [Member] | Fertilizer [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	944	1,141
Phosphate [Member] | Industrial and Feed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	475	469
Phosphate [Member] | Other phosphate and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ 181	$ 166